Income Taxes - Expiration of tax loss carry forwards (Details) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	$ 18,822,563
Benefit from tax loss carry forwards derived from the disposal in 2014 of its investment in GSF	4,469,799	$ 4,145,649
Tax loss carryforwards derived from disposal of GSF for which deferred taxes were recognized	14,899,329
Tax loss carryforwards of subsidiaries in South America, the United States, and Europe	1,698,340
2023
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	4,051
2024
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	266,660
2025
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	3,283,424
2026
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	5,291,187
2027
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	426,624
Thereafter
Income Taxes
Tax loss carryforwards for which deferred taxes were recognized	9,550,617
Expires between 2021 and 2028
Income Taxes
Unused tax loss carryforwards for which no deferred taxes were recognized	8,151,553
Expire between 2023 and 2034
Income Taxes
Tax loss carryforwards of subsidiaries in South America, the United States, and Europe	2,501,359
Certain Mexican subsidiaries
Income Taxes
Utilized tax loss carry forwards	11,944,218	$ 2,618,821	$ 6,160,740
Benefit from tax loss carry forwards derived from the disposal in 2014 of its investment in GSF	$ 14,899,329